Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
U.S. Diversified Real Estate ETF | U.S. Diversified Real Estate ETF Class
Prospectus [Line Items]
Annual Return [Percent]	10.08%	12.73%	(26.06%)	40.13%	(7.06%)	29.75%